Related party transactions	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Related party transactions
32.	Related party transactions

(1)	Account balances and transactions with associates and joint ventures accounted for under the equity method
Primary account balances and transactions with associates and joint ventures accounted for under the equity method are as follows:

	Yen in millions
	March 31
	2022	2023
Trade and other accounts receivable
Associates	9,587	7,779
Joint ventures	5,143	6,326

Total	14,730	14,105

Other current assets
Associates	7,042	7,747
Joint ventures	—	—

Total	7,042	7,747

Accounts payable, trade
Associates	1,219	1,425
Joint ventures	157	228

Total	1,376	1,653

Short-term borrowings
Associates	2,131	3,124
Joint ventures	20,132	25,218

Total	22,263	28,342

Lease liabilities and other
Associates	64,552	74,955
Joint ventures	—	—

Total	64,552	74,955

Accounts payable for property, plant and equipment
Associates	7,189	12,050
Joint ventures	—	—

Total	7,189	12,050

	Yen in millions
	Fiscal year ended March 31
	2021	2022	2023
Sales
Associates	15,087	20,385	15,040
Joint ventures	17,985	27,374	30,220

Total	33,072	47,759	45,260

Purchases
Associates	3,083	3,271	4,450
Joint ventures	1	785	649

Total	3,084	4,056	5,099

Lease payments and other
Associates	8,028	11,180	13,720
Joint ventures	—	—	—

Total	8,028	11,180	13,720

Payments for property, plant and equipment
Associates	1,272	12,052	20,553
Joint ventures	—	—	—

Total	1,272	12,052	20,553

Sony has agreements with shareholders of associates to make cash investments in the associates in the future. The investment commitments as of March 31, 2022 and 2023, amounted to 39,231 million yen and 39,047 million yen, respectively.

(2)	Compensation for key management personnel
Compensation for key management personnel for the fiscal years ended March 31, 2021, 2022 and 2023 is presented as follows:

	Yen in millions
	Fiscal year ended March 31
	2021	2022	2023
Short-term employee benefits	1,202	1,480	1,831
Stock-based compensation	2,329	1,597	1,928

Total	3,531	3,077	3,759

Compensation for key management personnel is the remuneration for Directors (including outside Directors) and Corporate executive officers of Sony Group Corporation.